Right-of-use assets	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets

6.	Right-of-use assets

Information about leases for which the Group is lessees are presented below:

Office premises
(Unaudited)
USD

Cost
As at 1 April 2024	1,396,730
Additions	393,556
Derecognition arising from lease termination	(287,750)
Exchange difference	160,005

As at 30 September 2024	1,662,541
As at 1 April 2025	2,151,802
Exchange difference	237,656

As at 30 September 2025	2,389,458

Accumulated amortisation
As at 1 April 2024	916,607
Charge for the financial year	232,510
Derecognition arising from lease termination	(287,750)
Exchange difference	95,807

As at 30 September 2024	957,174
As at 1 April 2025	1,211,647
Charge for the financial period	1,103,581
Exchange difference	(677,168)

As at 30 September 2025	1,638,060

Carrying amount

As at 30 September 2025	751,398

As at 30 September 2024	705,367

The Group leases office premises, some of which include options to extend or terminate the leases. Management has assessed these options on a lease-by-lease basis and has excluded extension periods and early termination clauses from the lease term where it is not reasonably certain that the respective options will be exercised. Accordingly, the related lease liabilities and right-of-use assets have been measured based on the lease term excluding such optional periods.

6.	Right-of-use assets

Information about leases for which the Group is lessees are presented below:

Office premises
USD
Cost
As at 1 April 2023	1,170,590
Additions	447,201
Derecognition arising from lease termination	(138,528)
Exchange difference	(82,533)

As at 31 March 2024/1 April 2024	1,396,730
Additions	921,737
Derecognition arising from lease termination	(269,876)
Exchange difference	103,211

As at 31 March 2025	2,151,802

Accumulated amortisation
As at 1 April 2023	703,075
Charge for the financial year	403,019
Derecognition arising from lease termination	(138,528)
Exchange difference	(50,959)

As at 31 March 2024/1 April 2024	916,607
Charge for the financial year	500,144
Derecognition arising from lease termination	(269,876)
Exchange difference	64,772

As at 31 March 2025	1,211,647

Carrying amount

As at 31 March 2025	940,155

As at 31 March 2024	480,123

The Group leases office premises, some of which include options to extend or terminate the leases. Management has assessed these options on a lease-by-lease basis and has excluded extension periods and early termination clauses from the lease term where it is not reasonably certain that the respective options will be exercised. Accordingly, the related lease liabilities and right-of-use assets have been measured based on the lease term excluding such optional periods.